SEGMENT - Segment information (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SEGMENT
Total revenues	¥ 25,307	$ 3,618	€ 750	¥ 23,891	¥ 21,882
Adjusted EBITDA	8,473			6,820	6,268
Interest income	223	32		210	248
Interest expense	(337)	(48)		(318)	(385)
Income tax expense	(2,161)	(309)		(1,662)	(1,204)
Depreciation and amortization	(1,257)	(180)		(1,332)	(1,414)
Share-based compensation	(420)	(60)		(322)	(143)
Gain (loss) from fair value changes of equity securities, net	(10)	(1)		(66)	109
Foreign exchange gain (loss), net	569	81		(272)	90
Gain (loss) on disposal of investments				(10)	516
Net income attributable to H World Group Limited	5,080	726		3,048	4,085
Leased and owned hotels
SEGMENT
Total revenues	12,943	1,851		13,843	13,796
Manachised and franchised hotels
SEGMENT
Total revenues	11,696	1,672		9,498	7,694
Others
SEGMENT
Total revenues	668	$ 95		550	392
Elimination
SEGMENT
Total revenues	(22)			(19)	(27)
Adjusted EBITDA					(1)
Elimination | Leased and owned hotels
SEGMENT
Total revenues					(12)
Elimination | Manachised and franchised hotels
SEGMENT
Total revenues	(22)			(13)	(9)
Elimination | Others
SEGMENT
Total revenues				(6)	(6)
Legacy Huazhu | Operating Segments
SEGMENT
Total revenues	20,535			19,029	17,444
Adjusted hotel operating costs	(10,476)			(9,888)	(9,419)
Adjusted selling and marketing expenses	(769)			(723)	(641)
Adjusted general and administrative expenses	(1,433)			(1,573)	(1,405)
Other segment items (primarily include other operating income, net)	(117)			(129)	(206)
Adjusted EBITDA	7,974			6,974	6,185
Legacy Huazhu | Operating Segments | Leased and owned hotels
SEGMENT
Total revenues	8,371			9,146	9,522
Legacy Huazhu | Operating Segments | Manachised and franchised hotels
SEGMENT
Total revenues	11,542			9,385	7,596
Legacy Huazhu | Operating Segments | Others
SEGMENT
Total revenues	622			498	326
Legacy DH | Operating Segments
SEGMENT
Total revenues	4,794			4,881	4,465
Adjusted hotel operating costs	(3,662)			(4,125)	(3,569)
Adjusted selling and marketing expenses	(493)			(451)	(429)
Adjusted general and administrative expenses	(383)			(575)	(505)
Other segment items (primarily include other operating income, net)	(243)			(116)	(122)
Adjusted EBITDA	499			(154)	84
Legacy DH | Operating Segments | Leased and owned hotels
SEGMENT
Total revenues	4,572			4,697	4,286
Legacy DH | Operating Segments | Manachised and franchised hotels
SEGMENT
Total revenues	176			126	107
Legacy DH | Operating Segments | Others
SEGMENT
Total revenues	¥ 46			¥ 58	¥ 72